Benefit from Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Benefit from Income Taxes
Note 16. Benefit from Income Taxes
The (benefit) provision for income taxes consisted of the following as of the dates presented:

	As of December 31,
	2022	2021
Current taxes
Federal (benefit) provision	$7	$(919)
State (benefit) provision	(75)	(474)
Foreign provision	(110)	134

Total current (benefit) provision	(178)	(1,259)
Deferred taxes
Federal benefit	(32,725)	(19,425)
State benefit	(12,632)	(8,227)
Foreign benefit	(2,949)	(1,877)
Valuation allowance	45,230	22,899

Total deferred benefit	(3,076)	(6,630)

Total benefit from income taxes	$(3,254)	$(7,889)

The reconciliation between the U.S. federal statutory income tax rate to the Company’s estimated annual effective tax for the periods presented is as follows:

	Year Ended December 31,
	2022	2021
U.S. Federal provision at statutory rate	21.0%	21.0%
State income taxes, net of federal benefit	0.5%	3.3%
Effects of rate other than statutory	(0.2)%	0.0%
AHYDO interest disallowance	(0.5)%	(1.1)%
Warrant revaluation	1.5%	0.0%
Nondeductible expenses from recapitalization	(4.4)%	0.0%
Others	0.1%	(0.2)%
Change in valuation allowance	(16.5)%	(16.3)%

Effective tax rate	1.5%	6.7%

The Company’s effective tax rate differs from the U.S. statutory rate of 21 percent primarily due to state taxes, the impact of a valuation allowance on the Company’s deferred tax assets, disallowed interest expense, non-includible
income relating to the forgiveness of the Company’s PPP Loan, non-includible
income relating to a fair value adjustment on contingent consideration, non-includible
income for debt premium amortization relating to an equity transaction, non-deductible
officer’s compensation and other nondeductible expenses including from the Q3 recapitalization.
The total tax provision (benefit) for income taxes consisted of the following for the periods presented:

	Year Ended December 31,
	2022	2021
Continuing operations	$(3,254)	$(7,889)
Accumulated deficit (a)	—	803
Additional paid-in capital	—	—

Total income tax benefit	$(3,254)	$(7,086)

(a)
The tax provision allocated to accumulated deficit represents the cumulative tax effect of the Company’s adoption of ASC 606 on January 1, 2020, net of the associated impact on the valuation allowance.

Deferred Income Taxes
Deferred income taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities were as follows as of the dates presented:

	As of December 31,
	2022	2021
Deferred tax assets
Deferred financing costs	$—	$680
Stock compensation	6,389	395
Section 163(j) interest limitation	27,686	21,391
Disallowed original issue discount interest	1,092	6,741
Deferred rent	104	3,942
Deferred state income tax	—	348
Deferred revenue	6,378	4,186
Reserves and accruals	3,855	611
Sublease loss liability	—	860
Capitalized research and development	5,197	—
Lease liability	9,110	—
Federal net operating loss carryforward	30,966	26,398
State net operating loss carryforward	8,202	8,494
Foreign net operating loss carryforward	4,563	1,755
Other deferred tax assets	782	363

Total deferred tax assets	104,324	76,164

Deferred tax liabilities
Basis difference in fixed assets	(1,772)	(2,024)
Basis difference in intangibles assets and goodwill	(23,584)	(27,880)
Debt discount and derivative liabilities	(273)	(17,655)
Deferred financing costs	(319)	—
Right of use asset	(5,158)	—
Other deferred tax liabilities	(2,418)	(1,180)

Total deferred tax liabilities	(33,524)	(48,739)

Valuation allowance	(71,514)	(30,908)

Net deferred tax liabilities	$(714)	$(3,483)

At December 31, 2022, the Company had U.S. federal net operating loss (“NOL”) carryforwards of approximately $147,458, of which $43,046 is subject to expiration beginning in 2033 to 2037, and state net operating loss carryforwards of $136,317, which begin to expire in 2029. The utilization of the Company’s net operating loss carryforwards may be subject to substantial annual limitation due to the ownership change limitations provided by section 382 of the Internal Revenue Code and similar state provisions. Such an annual limitation could result in the expiration of the net operating loss and tax credit carryforwards before utilization. Future changes in stock ownership may result in an ownership change. The Company determined that it underwent an ownership change during 2014 and 2015 as defined by section 382. As a result of the 2014 ownership change, the Company determined that $1,271 of net operating loss carryforward would not be available in future periods. The Company is still in process of analyzing its NOL limitations with respect to 2022. The Company is not aware of any tax law provisions aside from section 382 of the Internal Revenue Code that might limit the availability or utilization of loss or credit amounts. Changes in tax law may also impact our ability to use our net operating loss and tax credit carryforwards.

The Company regularly assesses the realizability of its deferred tax assets and establishes a valuation allowance if it is more likely than not that some or all of its deferred tax assets will not be realized. The Company evaluates and weighs all available positive and negative evidence such as historic results, future reversals of existing deferred tax liabilities, projected future taxable income, as well as prudent and feasible tax-planning
strategies. Generally, more weight is given to objectively verifiable evidence, such as the cumulative loss in recent years.
The Company increased the valuation allowance established on its deferred tax assets by $40,605 and $22,310 for the tax years ended December 31, 2022 and 2021, respectively. The Company also wrote-off
certain deferred tax assets and a related valuation allowance of $4,823 to equity in connection with the conversion of convertible notes in exchange for shares upon closing of the Business Combination. After electing to file a consolidated tax return in 2020, the Company considered a portion of FiscalNote’s deferred tax assets realizable after utilizing CQ Roll Call’s deferred tax liabilities as a source of future taxable income. The Company continued to maintain a valuation allowance on its Federal deferred tax assets related to NOL carryforwards and interest expense limitations under 163(j) and on State deferred tax assets associated with states where FiscalNote files separately and CQ Roll Call’s deferred tax liabilities are not able to be utilized. The Company will continue to assess the realizability of the deferred tax assets in each of the applicable jurisdictions going forward.
On December 22, 2017, the Tax Cuts and Jobs Act (“TCJA”) was signed into law. Under the TCJA provisions, effective with tax years beginning on or after January 1, 2022, taxpayers can no longer immediately expense qualified research and development (R&D) expenditures and are required to capitalize and amortize the costs under section 174. Accordingly, the Company capitalized $21,586 of R&D expenses as of December 31, 2022. These costs will be amortized for tax purposes over 5 years for R&D performed in the U.S. and over 15 years for R&D performed outside the U.S.
Unrecognized Tax Benefits and Other Considerations
The Company records liabilities related to its uncertain tax positions. Tax positions for the Company and its subsidiaries are subject to income tax audits by multiple tax jurisdictions throughout the world. The Company believes that it has provided adequate reserves for its income tax uncertainties in all open tax years. As the outcome of the tax audits cannot be predicted with certainty, if any issues arising in the Company’s tax audits progress in a manner inconsistent with management’s expectations, the Company could adjust its provision for income taxes in the future. For the year ended December 31, 2022, the Company reported an uncertain tax position totaling $639 relating to a state tax filing position. In addition, the Company derecognized $89 deferred tax liabilities relating to historically reported R&D credits as the statute of limitations had expired during the year ended December 31, 2022. The Company has the following activities relating to unrecognized tax benefits for the periods presented:

	Years Ended December 31,
	2022	2021
Beginning balances at December 31, 2021 and 2020	$728	$110
Gross increases — tax positions in prior periods	—	639
Gross decreases — tax positions in prior periods	—	(21)
Gross increases — tax positions in current periods	—	—
Settlements	—	—
Lapses in statutes of limitations	(89)	—

Ending balances at December 31, 2022 and 2021	$639	$728

The Company’s policy is to include interest and penalties related to unrecognized tax benefits, if any, with the provision for income taxes in the consolidated statements of operations. Included in the balance of unrecognized tax benefits as of December 31, 2022 and December 31, 2021 are $639 and $728, respectively, of tax benefits that, if recognized, would affect the effective tax rate. During the years ended December 31, 2022 and 2021, $72 and $47 of interest and $96 and $64 of penalties were recognized, respectively, relating to uncertain tax benefits. As part of the 2018 CQRC Acquisition, the company recognized an uncertain tax position relating to its research and development (“R&D”) credit carry forwards of $0 and $89 during the year ended December 31, 2022 and 2021, respectively. The Company recognized an uncertain tax position related to a DC state combined filing that did not reach a more likely than not conclusion.
The Company files income tax returns in the U.S. federal jurisdiction, various state jurisdictions, and various foreign jurisdictions. As of December 31, 2022, the Company is not under examination by income tax authorities in federal, state, or other jurisdictions. All tax returns will remain open for examination by the federal and state authorities for three and four years, respectively, from the date of utilization of any net operating loss or credits. We believe that an adequate provision has been made for any adjustments that may result from tax examinations. Although the timing of the resolution, settlement, and closure of audits is not certain, we do not believe it is reasonably possible that our unrecognized tax benefits will materially change in the next 12 months.
Future sales of foreign subsidiaries are not exempt from capital gains tax in the U.S. The Company considers itself permanently reinvested in its foreign subsidiaries, and accordingly, no deferred income tax liability has been recorded for any potential taxable gain that may be realized on a future disposition or liquidation of any of its foreign subsidiaries. It is not practicable for the Company to quantify any deferred income tax liability that would be attributable to those events.
Net Operating Losses
At December 31, 2022, the Company had gross U.S. net operating loss carryforwards available to reduce future taxable income in the amount of $147,458 of which a portion is subject to annual limitation. Based on estimates as of December 31, 2022, the Company expects that approximately $0 of the gross U.S. net operating loss carryforwards would be available to offset taxable income in 2023. This estimate may change based on changes to actual results reported on the 2022 U.S. tax return.